INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cost of sales
Cost of sales	$ 47,154,348	$ 61,550,407	$ 85,515,467	$ 117,346,452
Production costs	7,314,349	5,339,587	12,632,950	11,843,478
Cost of sales	47,154,348	57,260,905	85,515,467	109,560,851
Discontinued operations
Cost of sales
Production costs	$ 1,827,763	42,231	$ 2,966,222	1,867,602
Cost of sales		$ 4,289,502		$ 7,785,601